Exhibit 99.3 Schedule 3

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	594303	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2025-04-30 13:43	2025-05-30 08:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Lender provided required documents. XXXX is no longer required as per new guidance by Lender - Due Diligence Vendor-05/30/2025
Ready for Review-Document Uploaded. Please see attached borrower's ITIN documentation.  - Seller-05/29/2025
Counter-Borrower Citizenship Documentation is missing. Provide legible copy of unexpired Passport. Borrower has ITIN and has provided ITIN letter and government ID, however, guidelines state “All Non-XXXX. Citizen Borrower(s) must evidence their residency status by providing applicable USCIS documentation”. ITIN borrowers fall under the category of Non-U.S. Citizen Borrower(s), XXXX documentation is required and not provided. - Due Diligence Vendor-05/28/2025
																						Open-Borrower Citizenship Documentation Is Missing Provide legible copy of unexpired Passport. - Due Diligence Vendor-05/02/2025	Ready for Review-Document Uploaded. Please see attached borrower's ITIN documentation. - Seller-05/29/2025	Resolved-Lender provided required documents. XXXX is no longer required as per new guidance by Lender - Due Diligence Vendor-05/30/2025	Months Reserves exceed minimum required - 0 min reserve requirement, borrower has 102.73 documented Long term residence - Borrower has been in current residence over 2 years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4007004
XXXX	623968	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1198	2025-05-30 13:55	2025-06-25 12:51	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted to allow 5 months reserves. . Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/25/2025
Ready for Review-Document Uploaded.  - Seller-06/23/2025
Ready for Review-Document Uploaded. Please see corrected 1003/1008, Transaction History evidencing the XXXX transfer from the Donor's Account and the exception allowing the loan to close with 5 months reserves instead of 9.  Can this please be cleared - Seller-06/23/2025
																						Open-Audited Reserves of 6.56 month(s) are less than Guideline Required Reserves of 9 month(s) Provide sufficient assets to meet the 9m reserve requirement. - Due Diligence Vendor-05/30/2025	Ready for Review-Document Uploaded. - Seller-06/23/2025 Ready for Review-Document Uploaded. Please see corrected 1003/1008, Transaction History evidencing the XXXX transfer from the Donor's Account and the exception allowing the loan to close with 5 months reserves instead of 9. Can this please be cleared - Seller-06/23/2025	Waived-Originator exception granted to allow 5 months reserves. . Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/25/2025	Residual Income =/> 1.5 times XXXX monthly residual income - Excess Resid Inc Avail (XXXX) Qualifying XXXX score is at least 20 points above minimum for program - Lender minimum XXXX 660, borrower XXXX 771.	4+ years in primary residence Qualifying XXXX score is at least 20 points above minimum for program 5+ years Verified employment history exceeds guidelines	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	4286323
XXXX	623968	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1458	2025-05-30 13:49	2025-06-25 12:50	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Less Than 2 Months Verified	Resolved-Received Gift Documentation. - Due Diligence Vendor-06/25/2025 Ready for Review-Document Uploaded. - Seller-06/23/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-06/23/2025 Open-Asset 4 Less Than 2 Months Verified Provide proof of XXXX gift funds transferred from donor. - Due Diligence Vendor-05/30/2025	Ready for Review-Document Uploaded. - Seller-06/23/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-06/23/2025	Resolved-Received Gift Documentation. - Due Diligence Vendor-06/25/2025	Residual Income =/> 1.5 times XXXX monthly residual income - Excess Resid Inc Avail (XXXX) Qualifying XXXX score is at least 20 points above minimum for program - Lender minimum XXXX 660, borrower XXXX 771.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4286258
XXXX	628075	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-06-04 12:27	2025-07-16 13:00	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator waiver applied to non material finding with compensating factors. Exception to allow a FTHB to purchase an investment property - Due Diligence Vendor-07/16/2025

Ready for Review-Document Uploaded.  - Seller-07/16/2025

Counter-Please provide a revised exception with updated compensating factors. - Due Diligence Vendor-06/18/2025

Ready for Review-Please waive this condition as the Final DTI (41.883) is still more than 5% below the max of 50% and comp factor would still apply.   - Seller-06/16/2025

																						Open-Lender exception for FTHB on an investment property. Exception provided states compensating factor is DTI less than 16% lower than guideline maximum. Lender approval and audit DTI is less than 10% below guideline threshold. Exception to remain open for lender review. - Due Diligence Vendor-06/04/2025	Ready for Review-Document Uploaded. - Seller-07/16/2025 Ready for Review-Please waive this condition as the Final DTI (41.883) is still more than 5% below the max of 50% and comp factor would still apply. - Seller-06/16/2025	Waived-Originator waiver applied to non material finding with compensating factors. Exception to allow a FTHB to purchase an investment property - Due Diligence Vendor-07/16/2025	Verified employment history exceeds guidelines - B1 has been in business for 12 years. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 41.50%.	24+ month credit history exceeds minimum required 5+ years Verified employment history exceeds guidelines	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	4332734
XXXX	628075	XXXX	C	B	C	B	A	A	A	A	Closed	FVAL5474	2025-06-04 12:35	2025-06-18 18:28	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo project is ineligible	Waived-Originator exception granted to allow < 50% of the units sold. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. Please see attached - Seller-06/16/2025 Open-Subject was a condo conversation in XXXX per non warrantable guides at least 50% must be sold or under a bona-fide contract. Per condo questionnaire 50% requirement not meet. - Due Diligence Vendor-06/04/2025	Ready for Review-Document Uploaded. Please see attached - Seller-06/16/2025	Waived-Originator exception granted to allow < 50% of the units sold. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/18/2025	Verified employment history exceeds guidelines - B1 has been in business for 12 years. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 41.50%.	4+ years in primary residence Reserves 3+ months above minimum required.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	4332868
XXXX	628549	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1491	2025-06-04 10:37	2025-07-24 12:59	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Per guidelines VOD (XXXX Form) or EQUIVALENT - document provided is equivalent to VOD - Due Diligence Vendor-07/24/2025
Ready for Review-Documentation, provided by the borrower's Banking Institution on letterhead, is sufficient to meet the XXXX VOD requirement.  As such, the VOD completed on and provided by XXXX would be adequate documentation to verify the borrower's available assets.  Please clear this condition.  - Seller-07/24/2025
Counter-Guidelines states - Verification of Deposit completed by the verifying financial institution (XXXX Form 1006) or equivalent. Finding remains. - Due Diligence Vendor-06/12/2025
Ready for Review-We respectfully disagree. The letters from XXXX serve as a VOD. No additional information is required.   - Seller-06/10/2025
																						Open-Asset Qualification Does Not Meet Guideline Requirements Provide a complete 30 days activity for all bank accounts being used in this transaction. - Due Diligence Vendor-06/04/2025	Ready for Review-Documentation, provided by the borrower's Banking Institution on letterhead, is sufficient to meet the XXXX VOD requirement. As such, the VOD completed on and provided by XXXX would be adequate documentation to verify the borrower's available assets. Please clear this condition. - Seller-07/24/2025 Ready for Review-We respectfully disagree. The letters from XXXX serve as a VOD. No additional information is required. - Seller-06/10/2025	Resolved-Per guidelines VOD (XXXX Form) or EQUIVALENT - document provided is equivalent to VOD - Due Diligence Vendor-07/24/2025	LTV is less than guideline maximum - Max LTV 75%--- Borrower is at 70% DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR > 1 @ 1.003%			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	4330662
XXXX	628549	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0108	2025-06-04 10:17	2025-06-12 16:08	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received XXXX Coverage. - Due Diligence Vendor-06/12/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-06/10/2025 Open-Fidelity Coverage not met. Provide proof of the XXXX Coverage. - Due Diligence Vendor-06/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-06/10/2025	Resolved-Received Fidelity Coverage. - Due Diligence Vendor-06/12/2025	LTV is less than guideline maximum - Max LTV 75%--- Borrower is at 70% DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR > 1 @ 1.003%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	4330327
XXXX	628549	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1728	2025-06-04 10:51	2025-06-04 12:12	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing rent comparable schedule form 1007	Waived-Originator exception seeking approval to use 80% of 1007 in lieu of XXXX. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/04/2025 Open-Exception request: Seeking approval to use 80% of 1007 in lieu of XXXX. 1007 includes XXXX data. - Due Diligence Vendor-06/04/2025		Waived-Originator exception seeking approval to use 80% of 1007 in lieu of XXXX. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/04/2025	LTV is less than guideline maximum - Max LTV 75%--- Borrower is at 70% DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR > 1 @ 1.003%	- DSCR Ratio >1.00 - LTV is 5% less than guideline maximum		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	4330914
XXXX	632204	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1159	2025-06-04 14:40	2025-07-28 16:51	Waived	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Waived-Originator exception granted to allow DTI. Non-material waiver applied to finding with compensating factors. Non-material, DTI finding < 55%. - Due Diligence Vendor-07/28/2025
Ready for Review-Document Uploaded.  - Seller-07/25/2025
Counter-Received correct HOI policy and PCCD--due to premium increase DTI is now 50.47% and exceeds maximum allowed of 50%  - Due Diligence Vendor-07/25/2025
Ready for Review-Document Uploaded.  - Seller-07/23/2025
Counter-PCCD with a disbursement date of XXXX provided.  Effective date is XXXX.  Finding remains. - Due Diligence Vendor-07/08/2025
Ready for Review-Document Uploaded. Please see corrected documents which evidence the disbursement date of XXXX and supports insurance was active at the time of funding.  - Seller-07/07/2025
																						Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX and disbursement date of XXXX. - Due Diligence Vendor-06/04/2025	Ready for Review-Document Uploaded. - Seller-07/25/2025 Ready for Review-Document Uploaded. - Seller-07/23/2025 Ready for Review-Document Uploaded. Please see corrected documents which evidence the disbursement date of XXXX and supports insurance was active at the time of funding. - Seller-07/07/2025	Waived-Originator exception granted to allow DTI. Non-material waiver applied to finding with compensating factors. Non-material, DTI finding < 55%. - Due Diligence Vendor-07/28/2025	Qualifying XXXX score is at least 20 points above minimum for program - XXXX of 783 is higher than the minimum XXXX required of 680 Months Reserves exceed minimum required - Verified assets of 27.23 months exceeds the minimum required of 6 months	5+ years Verified employment history exceeds guidelines Qualifying FICO score is at least 20 points above minimum for program	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	4335187
XXXX	632204	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1193	2025-07-25 14:42	2025-07-25 14:43	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Originator waiver applied to Non-Material Finding for DTI 50.74% - Due Diligence Vendor-08/26/2025 Open-Audited DTI of 50.47% exceeds Guideline DTI of 50% - Due Diligence Vendor-07/25/2025		Waived-Originator waiver applied to Non-Material Finding for DTI 50.74% - Due Diligence Vendor-08/26/2025	Qualifying XXXX score is at least 20 points above minimum for program - XXXX of 783 is higher than the minimum XXXX required of 680 Months Reserves exceed minimum required - Verified assets of 27.23 months exceeds the minimum required of 6 months			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	N/A	4951816
XXXX	633517	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2025-06-05 15:52	2025-07-24 16:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Bank Statement Summary/Lender Worksheet - Due Diligence Vendor-07/24/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-07/23/2025 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Not found in uploaded documents - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-07/23/2025	Resolved-Received Bank Statement Summary/Lender Worksheet - Due Diligence Vendor-07/24/2025	LTV is less than guideline maximum - Max LTV is 85%, borrowers LTV is 80% Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI 39.62%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4351289
XXXX	634055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1482	2025-06-06 07:48	2025-07-01 16:53	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Updated 1003 with NO Gift on Application received. Transaction history provided to support debt paid off. - Due Diligence Vendor-07/01/2025
Counter-Please provide an LOE from the borrower stating no gift funds.  Borrower paid debt prior to close. - Due Diligence Vendor-06/30/2025
Ready for Review-Document Uploaded. Please clear this condition.  The XXXX is a new balance as of XXXX due to an ATM deposit made on XXXX for XXXX.  As noted before, the borrower never received a XXXX gift and XXXX guide does not require sourcing of large deposits.  - Seller-06/27/2025
Counter-Per notes, borrower is receiving a gift of approximately XXXX to payoff debt.  Borrower received XXXX and paid account XXXX. Both transactions XXXX. Gift Letter required. - Due Diligence Vendor-06/19/2025
Ready for Review-Please note that the XXXX gift was not received; however, sourcing would not have been needed since the XXXX Guide does not require sourcing of large deposits. we ask this condition be cleared.   - Seller-06/16/2025
Counter-Removed Gift as noted on corrected 1003-*NEW* provide acceptable source of XXXX deposit.   - Due Diligence Vendor-06/13/2025
Ready for Review-Document Uploaded. Final 1003 does not show gift funds of XXXX was given since it was not needed as the borrower had more than enough funds to close this loan as evidenced by the transaction summary dated XXXX from XXXX showing an ending balance of XXXX.  - Seller-06/12/2025
Open-Asset 4 Does Not Meet Guideline Requirements Missing Gift funds of XXXX were given to the borrower or Escrow - Due Diligence Vendor-06/06/2025	Ready for Review-Document Uploaded. Please clear this condition. The XXXX is a new balance as of XXXX due to an ATM deposit made on XXXX for XXXX. As noted before, the borrower never received a XXXX gift and XXXX guide does not require sourcing of large deposits. - Seller-06/27/2025
 Ready for Review-Please note that the XXXX gift was not received; however, sourcing would not have been needed since the XXXX Guide does not require sourcing of large deposits. we ask this condition be cleared.   - Seller-06/16/2025
 Ready for Review-Document Uploaded. Final 1003 does not show gift funds of XXXX was given since it was not needed as the borrower had more than enough funds to close this loan as evidenced by the transaction summary dated XXXX from Suncoast showing an ending balance of XXXX.  - Seller-06/12/2025
																								Resolved-Updated 1003 with NO Gift on Application received. Transaction history provided to support debt paid off. - Due Diligence Vendor-07/01/2025	On time mortgage history exceeds guideline requirement - Borrower has 0X30days late X 55mths, exceeds 0X30X24mths Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 46%		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4358105
XXXX	634055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1491	2025-06-06 08:55	2025-06-19 17:06	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Upon further review, loan file contained sufficient asset documentation. - Due Diligence Vendor-06/19/2025
Ready for Review-Please note that the Bank Statement provided, ending XXXX, shows the ending balance for Acct# *XXXX as XXXX; in addition, the included Transaction history, covering from XXXX - XXXX reflects the updated balance of XXXX.  We further note that the XXXX does not require sourcing of large deposits; therefore, the XXXX deposit on XXXX was not required to be sourced. - Seller-06/16/2025
Counter-Documentation received does not reflect XXXX XXXX shows ending balance of XXXX9 as of XXXX nor provide source.  Original finding remains.  - Due Diligence Vendor-06/13/2025
Ready for Review-Document Uploaded. Transaction Summary from XXXX XXXX shows ending balance of XXXX as of XXXX. Final Closing disclosure only required cash to close of XXXX. Please see attached transaction summary and bank statements . - Seller-06/12/2025
Open-Asset Qualification Does Not Meet Guideline Requirements Loan is short funds to close. - Due Diligence Vendor-06/06/2025	Ready for Review-Please note that the Bank Statement provided, ending XXXX, shows the ending balance for Acct# XXXX as XXXX; in addition, the included Transaction history, covering from XXXX reflects the updated balance of XXXX We further note that the XXXX does not require sourcing of large deposits; therefore, the XXXX deposit on XXXX was not required to be sourced. - Seller-06/16/2025
 Ready for Review-Document Uploaded. Transaction Summary from XXXX  XXXXshows ending balance of XXXX as of XXXX Final Closing disclosure only required cash to close of XXXX Please see attached transaction summary and bank statements . - Seller-06/12/2025
																								Resolved-Upon further review, loan file contained sufficient asset documentation. - Due Diligence Vendor-06/19/2025	On time mortgage history exceeds guideline requirement - Borrower has 0X30days late X 55mths, exceeds 0X30X24mths Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 46%		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4358662
XXXX	634055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-06-06 08:01	2025-06-13 14:55	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver 5 point credit exception for 70% LTV, applied to non material finding with comp factors - Due Diligence Vendor-06/13/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-06/12/2025 Open-Audited LTV of 70% exceeds Guideline LTV of 65% Max LTV is 65% at 640 score (borrowers score is 635) - Due Diligence Vendor-06/06/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-06/12/2025	Waived-Originator provided a waiver 5 point credit exception for 70% LTV, applied to non material finding with comp factors - Due Diligence Vendor-06/13/2025	On time mortgage history exceeds guideline requirement - Borrower has 0X30days late X 55mths, exceeds 0X30X24mths Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 46%	DTI is over 5% below maximum allowed Employment: 3 years with current employer	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4358207
XXXX	634055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1197	2025-06-06 08:01	2025-06-06 09:03	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Audited FICO of 635 is less than Guideline XXXX of 640. Originator exception provided and in file. Waiver applied with comp factors. Exception deemed non-material due to non ATR affecting and strong compensating factors. - Due Diligence Vendor-06/06/2025		Waived-Audited XXXX of 635 is less than Guideline XXXX of 640. Originator exception provided and in file. Waiver applied with comp factors. Exception deemed non-material due to non ATR affecting and strong compensating factors. - Due Diligence Vendor-06/06/2025	On time mortgage history exceeds guideline requirement - Borrower has 0X30days late X 55mths, exceeds 0X30X24mths Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 46%	DTI is over 5 below maximum 24+ months mortgage rating 0X30		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4358205
XXXX	637207	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3634	2025-06-09 10:19	2025-07-29 07:50	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD XXXX, LOX, copy of check and proof of delivery. Finding cured - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. Attached refund docs to resolve last condition - Seller-07/25/2025
Counter------COC received. Closing disclosure dated XXXX with esignature XXXX and Final Closiing Disclosure XXXX hand signed XXXX. Timing requirement not met.  Provide documentation that increase in fee was provided to borrower 3 days prior to closing date of XXXX. - Due Diligence Vendor-06/24/2025
Ready for Review-Document Uploaded. Please see attached CIC which was electronically delivered to the borrower when the loan amount was increased.  We ask that this condition be cleared.  - Seller-06/22/2025
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Zero (0%) tolerance fees increased by XXXX (Broker Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of XXXX, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 1 year- Expiration date is XXXX.
																						- Due Diligence Vendor-06/09/2025	Ready for Review-Document Uploaded. Attached refund docs to resolve last condition - Seller-07/25/2025 Ready for Review-Document Uploaded. Please see attached CIC which was electronically delivered to the borrower when the loan amount was increased. We ask that this condition be cleared. - Seller-06/22/2025	Cured-Received PCCD XXXX, LOX, copy of check and proof of delivery. Finding cured - Due Diligence Vendor-07/29/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 680, borrowers mid score is 714 Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 34.49%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4379383
XXXX	662886	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO0022	2025-06-30 15:44	2025-07-02 14:48	Resolved	1 - Information	B	A	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Resolved-Upon further review, appraiser commented on the wildfires. - Due Diligence Vendor-07/02/2025 Ready for Review-Page 8 of 34 of the appraisal report shows appraisal comment dated XXXX regarding the XXXX incident. Please clear this condition. - Seller-07/01/2025 Open-XXXX disaster after appraisal without a Public PDI or 1004D. XXXX Incident Period: XXXX Major Disaster Declaration declared on XXXX No comment was noted - Due Diligence Vendor-06/30/2025	Ready for Review-Page 8 of 34 of the appraisal report shows appraisal comment dated XXXX regarding the XXXX wildfires and Straight-line Winds incident. Please clear this condition. - Seller-07/01/2025	Resolved-Upon further review, appraiser commented on the wildfires. - Due Diligence Vendor-07/02/2025	Qualifying XXXX score is at least 20 points above minimum for program - 776 vs. min XXXX 700 LTV is less than guideline maximum - 65% LTV vs. 80% max LTV Months Reserves exceed minimum required - > 36 months available vs. 0 required			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4607224
XXXX	662886	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO0021	2025-06-30 15:44	2025-07-02 14:48	Resolved	1 - Information	C	A	Property	Property	FEMA disaster (Individual) after appraisal without a PDI or 1004D	Resolved-Upon further review, appraiser commented on the wildfires. - Due Diligence Vendor-07/02/2025 Ready for Review-Page 8 of 34 of the appraisal report shows appraisal comment dated XXXX regarding the XXXX. Please clear this condition. - Seller-07/01/2025 Open-XXXX disaster after appraisal without a Individual PDI or 1004D. XXXX and XXXX Incident Period: XXXX Major Disaster Declaration declared on XXXX No comment by Appraiser was noted - Due Diligence Vendor-06/30/2025	Ready for Review-Page 8 of 34 of the appraisal report shows appraisal comment dated XXXX regarding the XXXX wildfires and XXXX incident. Please clear this condition. - Seller-07/01/2025	Resolved-Upon further review, appraiser commented on the wildfires. - Due Diligence Vendor-07/02/2025	Qualifying XXXX score is at least 20 points above minimum for program - 776 vs. min XXXX 700 LTV is less than guideline maximum - 65% LTV vs. 80% max LTV Months Reserves exceed minimum required - > 36 months available vs. 0 required			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4607223
XXXX	662965	XXXX	C	B	C	B	A	A	A	A	Closed	FVAL5524	2025-07-01 12:10	2025-07-17 17:26	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Property	Resolved-After further review, the square footage requirement are for the entire property not per unit. - Due Diligence Vendor-07/17/2025
Ready for Review-Our guide prescribes this for the entire living space of the property (IE. For individual condo’s).  The finding references just the ADU, however, the total square footage of the property totals 2,382 sq.ft.  Please waive this condition - Seller-07/17/2025
Counter-Guidelines state Properties with less than 500 square feet of living space.  Detached ADU with an address of XXXX 1/2 has less than 500 square feet of living space. Finding remains. - Due Diligence Vendor-07/03/2025
Ready for Review-Please note, the minimum square footage referenced in the DSCR guidelines is related to the entire property, and not to the ADU. ADU guidelines are in section 8.1.4 Accessory Dwelling Unit (ADU), which do not reference minimum square footage requirements. Furthermore, the ADU does have a stove as seen in the photo of the kitchen for unit XXXX 1/2.  - Seller-07/01/2025
Open-ADU is less than 500 square feet - per guides 500 square foot minimum required. Additionally, ADU has a XXXX; missing evidence of stove hookups. - Due Diligence Vendor-07/01/2025	Ready for Review-Our guide prescribes this for the entire living space of the property (IE. For individual condo’s). The finding references just the ADU, however, the total square footage of the property totals 2,382 sq.ft. Please waive this condition - Seller-07/17/2025
 Ready for Review-Please note, the minimum square footage referenced in the DSCR guidelines is related to the entire property, and not to the ADU. ADU guidelines are in section 8.1.4 Accessory Dwelling Unit (ADU), which do not reference minimum square footage requirements. Furthermore, the ADU does have a stove as seen in the photo of the kitchen for unit XXXX.  - Seller-07/01/2025
																								Resolved-After further review, the square footage requirement are for the entire property not per unit. - Due Diligence Vendor-07/17/2025	DSCR % greater than 1.20 - DSCR = 1.441 Qualifying FICO score is at least 20 points above minimum for program - 776 vs. min FICO 700 Months Reserves exceed minimum required - 36 months available vs. 6 months required			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4617532
XXXX	662965	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0970	2025-07-01 09:23	2025-07-01 12:14	Waived	2 - Non-Material	C	B	Credit	Eligibility	Appraisal has issues (credit)	Waived-Originator exception granted to allow for appraisal transfer more than 60 days, Non-material waiver applied with comp factors. non-material due to CDA supports value, Low LTV, DSCR over 1.4 - Due Diligence Vendor-07/01/2025 Open-Lender exception provided for appraisal transfer more than 60 days. - Due Diligence Vendor-07/01/2025		Waived-Originator exception granted to allow for appraisal transfer more than 60 days, Non-material waiver applied with comp factors. non-material due to CDA supports value, Low LTV, DSCR over 1.4 - Due Diligence Vendor-07/01/2025	DSCR % greater than 1.20 - DSCR = 1.441 Qualifying XXXX score is at least 20 points above minimum for program - 776 vs. min FICO 700 Months Reserves exceed minimum required - 36 months available vs. 6 months required	XXXX 776		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	4613830
XXXX	685335	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2025-07-23 15:24	2025-07-31 07:33	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved------ Lender credits covers closing cost above legal limit - Due Diligence Vendor-07/28/2025
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credits covers closing cost above legal limit - Due Diligence Vendor-07/23/2025		Resolved------ Lender credits covers closing cost above legal limit - Due Diligence Vendor-07/28/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 29.58% LTV is less than guideline maximum - Max LTV is 80%, borrowers LTV is 55.07%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4924197
XXXX	685335	XXXX	C	A	A	A	C	A	A	A	Closed	finding-47	2025-07-23 15:24	2025-07-31 07:32	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD XXXX, disbursement date XXXX. Finding resolved. - Due Diligence Vendor-07/31/2025
Ready for Review-Document Uploaded.  - Seller-07/29/2025
Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date.
																						- Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. - Seller-07/29/2025	Resolved-Received PCCD XXXX, disbursement date XXXX. Finding resolved. - Due Diligence Vendor-07/31/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 29.58% LTV is less than guideline maximum - Max LTV is 80%, borrowers LTV is 55.07%		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4924195
XXXX	685357	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0108	2025-07-23 08:09	2025-07-25 15:50	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received documentation to support sufficient XXXX Coverage. - Due Diligence Vendor-07/25/2025 Ready for Review-Document Uploaded. Page 493 shows coverage amountXXXX - Seller-07/23/2025 Ready for Review-Document Uploaded. Please see master insurance policy page 24 shows Employee dishonesty coverage, this docs was uploaded in the initial packet - Seller-07/23/2025 Open-Fidelity Coverage not met. Coverage is required when Condo has more than 20 units. Condo has 21 units - Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. Page 493 shows coverage amount XXXX - Seller-07/23/2025 Ready for Review-Document Uploaded. Please see master insurance policy page 24 shows Employee dishonesty coverage, this docs was uploaded in the initial packet - Seller-07/23/2025	Resolved-Received documentation to support sufficient XXXX Coverage. - Due Diligence Vendor-07/25/2025	Months Reserves exceed minimum required - 3 months minimum reserves required, borrower has 20.95 documented Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 700, coborrowers mid score is 726		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4915377
XXXX	686539	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2025-07-24 10:09	2025-07-25 14:06	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History was provided. - Due Diligence Vendor-07/25/2025 Ready for Review-Document Uploaded. Please note the mortgage statement for the borrower's primary residence was delivered with the loan file. Please refer to page 167 and attached herein. - Seller-07/24/2025 Open-Housing History Does Not Meet Guideline Requirements Missing evidence that the borrower's primary is owned free and clear or VOM./ - Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. Please note the mortgage statement for the borrower's primary residence was delivered with the loan file. Please refer to page 167 and attached herein. - Seller-07/24/2025	Resolved-Housing History was provided. - Due Diligence Vendor-07/25/2025	Months Reserves exceed minimum required - Min reserves req'd 9 mths- Borrower has 5.45 mths in reserves DSCR % greater than 1.20 - DSCR % greater than 1.20- Borrower's DSCR % is 1.866		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4931814
XXXX	692346	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	692352	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2025-07-25 12:04	2025-07-25 12:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator waiver applied to non material finding with comp factors. - Due Diligence Vendor-07/29/2025 Open-Audited Reserves of 2.76 month(s) are less than Guideline Required Reserves of 3 month(s) Short funds for reserves - Due Diligence Vendor-07/25/2025		Waived-Originator waiver applied to non material finding with comp factors. - Due Diligence Vendor-07/29/2025	Qualifying DTI below maximum allowed - Max DTI is 45%, borrowers DTI is 33.83% Credit history exceeds minimum required - 4 credit tradelines reporting over 12 months clean credit history			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	4948721
XXXX	692353	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	692356	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	693376	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	693601	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	693733	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	693935	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	693961	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE0700	2025-07-29 11:35	2025-07-31 16:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received LE. - Due Diligence Vendor-07/31/2025 Ready for Review-Document Uploaded. The refinance on XXXX is not closed yet. Please see attached LE. - Seller-07/29/2025 Open-Missing final CD for refinance on XXXX - Due Diligence Vendor-07/29/2025	Ready for Review-Document Uploaded. The refinance on XXXX is not closed yet. Please see attached LE. - Seller-07/29/2025	Resolved-Received LE. - Due Diligence Vendor-07/31/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 660, borrowers mid score is 689 Months Reserves exceed minimum required - 0 months reserves required, borrower has 33 documented		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4980132
XXXX	693961	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3652	2025-07-23 15:25	2025-07-31 07:21	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC 7/8/2025, finding resolved. - Due Diligence Vendor-07/31/2025
Ready for Review-Document Uploaded. There was a CIC on XXXX due to a change in program and an interest rate change which decreased the Lender Credit. The CD sent disclosed the decrease from XXXX; resulting from the Program and Interest Rate Change. Please see attached.
 - Seller-07/29/2025
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender credit decreased from XXXX without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of XXXX, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX.
																						- Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. There was a CIC on XXXX due to a change in program and an interest rate change which decreased the Lender Credit. The CD sent disclosed the decrease from XXXX (CD sent XXXX) to XXXX; resulting from the Program and Interest Rate Change. Please see attached. - Seller-07/29/2025	Resolved-Received COC XXXX, finding resolved. - Due Diligence Vendor-07/31/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 660, borrowers mid score is 689 Months Reserves exceed minimum required - 0 months reserves required, borrower has 33 documented		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4924203
XXXX	693992	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2025-07-23 15:03	2025-07-31 15:56	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Final CD XXXX includes lender credit for increase in closing costs above legal limit, $165. Finding resolved. - Due Diligence Vendor-07/29/2025
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $165.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Final CD 7/17/2025 includes lender credit for increase in closing costs above legal limit, $165. Finding resolved. - Due Diligence Vendor-07/23/2025		Resolved-Final CD XXXX includes lender credit for increase in closing costs above legal limit, XXXX. Finding resolved. - Due Diligence Vendor-07/29/2025	Credit history exceeds minimum required - 0X30 since 11.02.2015. Verified employment history exceeds guidelines - Per CTEC letter, borrower has been in business since 2010.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4923848
XXXX	693992	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3635	2025-07-23 15:03	2025-07-31 09:51	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received SPL XXXX. Finding resolved. - Due Diligence Vendor-07/31/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/30/2025
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Title fees) increased by XXXX without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of XXXX post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 1 year, expiration date XXXX. ---File is missing Service Provider list, therefore all fees in Section C are tested at 10%. Provide Service Provider list for proper testing. - Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-07/30/2025	Resolved-Received SPL XXXX. Finding resolved. - Due Diligence Vendor-07/31/2025	Credit history exceeds minimum required - 0X30 since 11.02.2015. Verified employment history exceeds guidelines - Per XXXX letter, borrower has been in business since 2010.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4923850
XXXX	694319	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	695249	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2025-07-25 16:04	2025-08-01 15:31	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received documentation to exclude XXXX - Due Diligence Vendor-08/01/2025
Ready for Review-Please see attached letter from XXXX confirming the payoff of the account that was excluded from the DTI calculations.  - Seller-07/30/2025
Counter-Reviewed DTI is now calculating at 53.66%. XXXX total combined monthly income. XXXX subject PITIA, XXXX rent loss and XXXX in consumer debt. - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. We respectfully disagree. The XXXX loan XXXX, XXXX was included in the DTI calculations (please see 1003 attached) and there is no rental income being used for property 3b. The XXXX is the T&I for the property based on 1/3 ownership with siblings. Please see attached PITIA documentation. - Seller-07/25/2025
																						Open-Audited DTI of 55.28% exceeds Guideline DTI of 50%; discrepancy appears to be with the rental income being used for property 3b. Loan application reflects XXXX; please provide lease agreement. - Due Diligence Vendor-07/25/2025	Ready for Review-Please see attached letter from XXXX confirming the payoff of the account that was excluded from the DTI calculations. - Seller-07/30/2025 Ready for Review-Document Uploaded. We respectfully disagree. The Pathway Auto loan XXXX was included in the DTI calculations (please see 1003 attached) and there is no rental income being used for property 3b. The -XXXX is the T&I for the property based on 1/3 ownership with siblings. Please see attached PITIA documentation. - Seller-07/25/2025	Resolved-Received documentation to exclude XXXX - Due Diligence Vendor-08/01/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min FICO 680- Borrowers FICO 772 Months Reserves exceed minimum required - Min reserves required 0 mths- Borrowers have 16.43 mths in reserves		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4953372
XXXX	695249	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1193	2025-07-23 08:52	2025-08-01 15:29	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received documentation to exclude XXXX. Audited DTI of 49.62% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/01/2025
Ready for Review-Document Uploaded. Please see attached letter from XXXX confirming the payoff of the account that was excluded from the DTI calculations.  - Seller-07/30/2025
Counter-Reviewed DTI is now calculating at 53.66%.  XXXX total combined monthly income.  XXXX subject PITIA, XXXX rent loss and XXXX in consumer debt.  - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. We respectfully disagree. The XXXX loan XXXX was included in the DTI calculations (please see 1003 attached)  and there is no rental income being used for property 3b. The XXXX is the T&I for the property based on 1/3 ownership with siblings. Please see attached PITIA documentation. - Seller-07/25/2025
Counter-XXXX loan XXXXmonthly payment was not included. - Due Diligence Vendor-07/25/2025
Counter-Audited DTI of 55.28% exceeds Guideline DTI of 50%; discrepancy appears to be with the rental income being used for property 3b. Loan application reflects XXXX; please provide lease agreement. - Due Diligence Vendor-07/25/2025
Ready for Review-Document Uploaded. We respectfully disagree. There are no new debts on the Credit Refresh dated XXXX that were not included into the DTI. All debts are included and the DTI is 49.620% - Seller-07/23/2025
Open-Audited DTI of 52.85% exceeds Guideline DTI of 50% DTI exceeds 50% since there is a debt on the Credit Refresh dated XXXX that was not included into the DTI. - Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. Please see attached letter from XXXX confirming the payoff of the account that was excluded from the DTI calculations. - Seller-07/30/2025
 Ready for Review-Document Uploaded. We respectfully disagree. The XXXX loan XXXX was included in the DTI calculations (please see 1003 attached)  and there is no rental income being used for property 3b. The -XXXX is the T&I for the property based on 1/3 ownership with siblings. Please see attached PITIA documentation. - Seller-07/25/2025
 Ready for Review-Document Uploaded. We respectfully disagree. There are no new debts on the Credit Refresh dated XXXX that were not included into the DTI. All debts are included and the DTI is 49.620% - Seller-07/23/2025
																								Resolved-Received documentation to exclude XXXX. Audited DTI of 49.62% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/01/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX 680- Borrowers XXXX 772 Months Reserves exceed minimum required - Min reserves required 0 mths- Borrowers have 16.43 mths in reserves		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4915836
XXXX	695249	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1333	2025-07-23 08:01	2025-07-29 16:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 WVOE Missing	Resolved-Borrower 1 WVOE Provided - Due Diligence Vendor-07/29/2025 Ready for Review-We respectfully disagree. The subject loan closed using the 1 year 1099 income documentation type. Therefore WVOE with YTD income is not applicable. - Seller-07/23/2025 Open-Borrower 1 WVOE Missing Missing WVOE with YTD income and prior 2 years. - Due Diligence Vendor-07/23/2025	Ready for Review-We respectfully disagree. The subject loan closed using the 1 year 1099 income documentation type. Therefore WVOE with YTD income is not applicable. - Seller-07/23/2025	Resolved-Borrower 1 WVOE Provided - Due Diligence Vendor-07/29/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX 680- Borrowers XXXX 772 Months Reserves exceed minimum required - Min reserves required 0 mths- Borrowers have 16.43 mths in reserves			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4915293
XXXX	696486	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	697351	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	697671	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0046	2025-07-30 11:57	2025-08-04 17:19	Resolved	1 - Information	C	A	Credit	Borrower	Foreign National Country or Residence is on Sanctions List	Resolved-Upon further review, the borrower is not sanctioned. - Due Diligence Vendor-08/04/2025
Ready for Review-While the borrower resides in XXXX, we confirm the following:
• XXXX is not a comprehensively sanctioned country by the XXXX.
• OFAC sanctions targeting Nicaragua are limited and specific, applying only to designated individuals and entities, not the general population or residents of the country.
• The borrower, XXXX, is not listed on the XXXX (XXXX) list, nor is there any indication she is affiliated with a sanctioned party.
Therefore, the presence of XXXX on a targeted sanctions list does not prohibit this transaction under current XXXX guidance.
 - Seller-08/01/2025
																						Open-Foreign National Country or Residence on Sanctions List. The Foreign National County is on the Sanction List. - Due Diligence Vendor-07/30/2025	Ready for Review-While the borrower resides in XXXX, we confirm the following: • XXXX is not a comprehensively sanctioned country by the XXXX. • OFAC sanctions targeting XXXX are limited and specific, applying only to designated individuals and entities, not the general population or residents of the country. • The borrower,XXXX, is not listed on the XXXX list, nor is there any indication she is affiliated with a sanctioned party. Therefore, the presence of XXXX on a targeted sanctions list does not prohibit this transaction under current XXXX guidance. - Seller-08/01/2025	Resolved-Upon further review, the borrower is not sanctioned. - Due Diligence Vendor-08/04/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR = 1.227 LTV is less than guideline maximum - LTV is less than guideline maximum- Program LTV is 65%, borrower's LTV is 51.71%			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4995063
XXXX	697671	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1278	2025-07-30 12:06	2025-07-30 13:29	Waived	2 - Non-Material	C	B	Credit	Eligibility	Escrow waiver guidelines were not met	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-07/30/2025 Open-Exception request: Seeking exception to waive escrows with XXXX DSCR - Due Diligence Vendor-07/30/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-07/30/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR = 1.227 LTV is less than guideline maximum - LTV is less than guideline maximum- Program LTV is 65%, borrower's LTV is 51.71%	- 0X30 mortgage history 24 months _ LTV 5% + below maximum		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4995233
XXXX	697723	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	697734	XXXX	D	A	A	A	C	A	D	A	Closed	finding-651	2025-07-30 05:51	2025-08-26 14:15	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Upon further review, fees were corrected - Due Diligence Vendor-08/26/2025
Ready for Review-Document Uploaded. This is invalid, their compliance ease has this as 'Mortgage Insurance Reserve paid by Borrower' for XXXX, when this charge was an impound for Property taxes as per final CD - Seller-08/08/2025
																						Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX. This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is XXXX . The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX at XXXX. Provide evidence of refund or principal reduction of XXXX or at a minimum to the XXXX threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statue of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-07/30/2025	Ready for Review-Document Uploaded. This is invalid, their compliance ease has this as 'Mortgage Insurance Reserve paid by Borrower' for XXXX, when this charge was an impound for Property taxes as per final CD - Seller-08/08/2025	Resolved-Upon further review, fees were corrected - Due Diligence Vendor-08/26/2025	Qualifying DTI below maximum allowed - Max DTI is 50.49%, borrowers DTI is 28% Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 700, borrowers mid score is 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4990017
XXXX	697734	XXXX	D	A	A	A	C	A	D	A	Closed	finding-3732	2025-07-30 05:47	2025-08-26 14:13	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test	Resolved-Upon further review, fees have been corrected finding resolved. - Due Diligence Vendor-08/26/2025
Ready for Review-Document Uploaded.  - Seller-08/08/2025
Ready for Review-This is invalid, their compliance ease has this as 'Mortgage Insurance Reserve paid by Borrower' for XXXX, when this charge was an impound for Property taxes as per final CD - Seller-08/08/2025
																						Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )The total of payments is XXXX. The disclosed total of payments of XXXX is not considered accurate because it is understated by more than XXXX and the provided reimbursement amount of XXXX is not sufficient to cure the inaccuracy. Total of payments is understated by XXXX which exceeds threshold of XXXX. Provide evidence of refund or principal reduction for XXXX or, at a minimum, to the XXXX threshold, post-close CD, LOE and evidence of delivery to the borrower within 60 days of discovery. - Due Diligence Vendor-07/30/2025	Ready for Review-Document Uploaded. - Seller-08/08/2025 Ready for Review-This is invalid, their compliance ease has this as 'Mortgage Insurance Reserve paid by Borrower' for XXXX, when this charge was an impound for Property taxes as per final CD - Seller-08/08/2025	Resolved-Upon further review, fees have been corrected finding resolved. - Due Diligence Vendor-08/26/2025	Qualifying DTI below maximum allowed - Max DTI is 50.49%, borrowers DTI is 28% Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 700, borrowers mid score is 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4990006
XXXX	697734	XXXX	D	A	A	A	C	A	D	A	Closed	FPRO1242	2025-07-31 10:52	2025-08-04 17:17	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. - Seller-07/31/2025 Open-Appraisal is Missing Not located in Upload - Due Diligence Vendor-07/31/2025	Ready for Review-Document Uploaded. - Seller-07/31/2025	Resolved-Received Appraisal - Due Diligence Vendor-08/04/2025	Qualifying DTI below maximum allowed - Max DTI is 50.49%, borrowers DTI is 28% Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX is 700, borrowers mid score is 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5007172
XXXX	697734	XXXX	D	A	A	A	C	A	D	A	Closed	FPRO1253	2025-07-31 10:52	2025-08-04 17:17	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received SSR with a CU score of 1 - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. - Seller-07/31/2025 Open-Additional valuation product has not been provided. Not located in Upload - Due Diligence Vendor-07/31/2025	Ready for Review-Document Uploaded. - Seller-07/31/2025	Resolved-Received SSR with a CU score of 1 - Due Diligence Vendor-08/04/2025	Qualifying DTI below maximum allowed - Max DTI is 50.49%, borrowers DTI is 28% QualifyingXXXX score is at least 20 points above minimum for program - Min XXXX is 700, borrowers mid score is 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5007173
XXXX	697807	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	697818	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	697917	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	698073	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	699020	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	699023	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	699030	XXXX	D	A	D	A	A	A	D	A	Closed	FPRO1242	2025-08-04 21:07	2025-08-06 17:17	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Appraisal is Missing Missing appraisal report for subject property - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received Appraisal - Due Diligence Vendor-08/06/2025	Months Reserves exceed minimum required - Verified assets of 28.35 months exceeds the minimum required of 0 months Qualifying XXXX score is at least 20 points above minimum for program -XXXX of 742 is higher than the minimum XXXX required of 660		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5051860
XXXX	699030	XXXX	D	A	D	A	A	A	D	A	Closed	FPRO1253	2025-08-04 21:07	2025-08-06 17:17	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received AVM with a FSD score of .04. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Additional valuation product has not been provided. Missing second valuation production for subject property to support appraised value. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received AVM with a FSD score of .04. - Due Diligence Vendor-08/06/2025	Months Reserves exceed minimum required - Verified assets of 28.35 months exceeds the minimum required of 0 months Qualifying XXXX score is at least 20 points above minimum for program -XXXX of 742 is higher than the minimum XXXX required of 660		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5051861
XXXX	699030	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE7497	2025-08-05 06:33	2025-08-06 17:02	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received PITIA. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached Final CD confirming the PITIA of XXXX. - Seller-08/05/2025 Open-Missing documentation for support PITIA of XXXX as listed on the Final 1003 for REO 3B. Audit used this figure in review. Additional conditions may apply. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached Final CD confirming the PITIA of XXXX. - Seller-08/05/2025	Resolved-Received PITIA. - Due Diligence Vendor-08/06/2025	Months Reserves exceed minimum required - Verified assets of 28.35 months exceeds the minimum required of 0 months Qualifying XXXX score is at least 20 points above minimum for program - XXXX of 742 is higher than the minimum XXXX required of 660		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5054285
XXXX	699032	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	699035	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0140	2025-08-04 12:18	2025-08-07 15:49	Resolved	1 - Information	C	A	Credit	Eligibility	DSCR loan does not meet program guidelines	Resolved-Upon further review, the loan file contained all required layered LLC documentation. - Due Diligence Vendor-08/07/2025 Ready for Review-We respectfully disagree since the Promissory Note and Loan Agreement was signed by our borrower, XXXX and we are just vesting the subject property to an LLC - XXXX. Please clear this finding. - Seller-08/05/2025 Open-Ineligible borrower, as the loan is in a Trusts or business entities whose members include other LLCs, Corporations, Partnerships, or Trusts. - Due Diligence Vendor-08/04/2025	Ready for Review-We respectfully disagree since the Promissory Note and Loan Agreement was signed by our borrower,XXXX and we are just vesting the subject property to an LLC - XXXX. Please clear this finding. - Seller-08/05/2025	Resolved-Upon further review, the loan file contained all required layered LLC documentation. - Due Diligence Vendor-08/07/2025	Months Reserves exceed minimum required - Min reserves 6 mths -- Borrower has 22.67 mths in reserves DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.005			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5043206
XXXX	699035	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8338	2025-08-04 12:19	2025-08-07 15:41	Resolved	1 - Information	C	A	Credit	Eligibility	Cash To Borrower does not meet eligibility requirement(s)	Resolved-Received business purpose affidavit. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Missing Cash Out Letter. - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received business purpose affidavit. - Due Diligence Vendor-08/07/2025	Months Reserves exceed minimum required - Min reserves 6 mths -- Borrower has 22.67 mths in reserves DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.005		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5043218
XXXX	699035	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8224	2025-08-04 12:16	2025-08-07 15:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Operating Agreement	Resolved-Received operating agreement. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Missing Operating Agreement for XXXX - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received operating agreement. - Due Diligence Vendor-08/07/2025	Months Reserves exceed minimum required - Min reserves 6 mths -- Borrower has 22.67 mths in reserves DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.005		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5043124
XXXX	699037	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	699039	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	699042	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	699052	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1505	2025-08-04 10:01	2025-08-04 10:10	Waived	2 - Non-Material	C	B	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Waived-Originator exception granted to allow 24 month insurance to be used to satisfy the other 24 month tradeline requirement., Non-material waiver applied with comp factors. non-material due to borrower has 1 tradeline reporting 29 months satisfactory, low DTI and Reserves. - Due Diligence Vendor-08/04/2025 Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Lender exception to allow for 24 month insurance to be used to satisfy the other 24 month tradeline requirement. - Due Diligence Vendor-08/04/2025		Waived-Originator exception granted to allow 24 month insurance to be used to satisfy the other 24 month tradeline requirement., Non-material waiver applied with comp factors. non-material due to borrower has 1 tradeline reporting 29 months satisfactory, low DTI and Reserves. - Due Diligence Vendor-08/04/2025	Months Reserves exceed minimum required - Verified assets of 24.26 months exceeds the minimum required of 3 months Qualifying DTI below maximum allowed - DTI of 9.99% is less than the maximum allowed per guidelines of 50%	Qualifying DTI 5% below maximum allowed Reserves 3+ months above required Qualifying XXXX score is at least 20 points above minimum for program		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	5039175
XXXX	699053	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	699055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1492	2025-08-04 06:33	2025-08-06 14:45	Resolved	1 - Information	C	A	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Resolved-Upon further review, lender provided an exception in file to measure the delayed financing from the Note date. Loan meets the seasoning requirements. - Due Diligence Vendor-08/06/2025
Ready for Review-We agree regarding the Delayed Financing requirement; however, we note that the property was purchased on XXXX and our application was dated XXXX, exactly 90 days.  Since the 90 day mark was met, the loan would qualify as a regular cash out and there would be no restriction as to what the borrower would be allowed to cash out.  We ask that this please be reviewed again and considered to have this condition cleared. - Seller-08/05/2025
Counter-Delayed purchase financing is eligible when a property was purchased by a borrower for cash within 90 days of the loan application. - Due Diligence Vendor-08/05/2025
Ready for Review-Lender Exception for delayed financing is incorrect and not needed since the purchase note date is XXXX and the new note is XXXX so this loan is a Cash-Out transaction that more than meets the 3.3 Cash-Out Guide - Must have at least three (3) months title seasoning (note to note).  - Seller-08/04/2025
Open-Cash Out Does Not Meet Guideline Requirements Lender exception provided to allow delayed financing 90 days from note date instead of application date. Finding to remain open until additional documents provided. File is missing closing statement from the purchase transaction and source of funds for purchase transaction. Subject loan is delayed financing per guides Funds received as gifts and used to purchase the property may not be reimbursed with proceeds of the new mortgage loan. Audit unable to determine if gift funds were used in the purchase transaction. - Due Diligence Vendor-08/04/2025	Ready for Review-We agree regarding the Delayed Financing requirement; however, we note that the property was purchased on XXXX and our application was dated XXXX, exactly 90 days. Since the 90 day mark was met, the loan would qualify as a regular cash out and there would be no restriction as to what the borrower would be allowed to cash out. We ask that this please be reviewed again and considered to have this condition cleared. - Seller-08/05/2025
 Ready for Review-Lender Exception for delayed financing is incorrect and not needed since the purchase note date is XXXX and the new note is XXXX so this loan is a Cash-Out transaction that more than meets the 3.3 Cash-Out Guide - Must have at least three (3) months title seasoning (note to note).  - Seller-08/04/2025
																								Resolved-Upon further review, lender provided an exception in file to measure the delayed financing from the Note date. Loan meets the seasoning requirements. - Due Diligence Vendor-08/06/2025	Qualifying XXXX score is at least 20 points above minimum for program - Lender minimum XXXX 660, borrower XXXX 685. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 22.33%	DTI is 5% less than max XXXX is 20+ points above minimum		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5036767
XXXX	699055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1491	2025-08-04 06:51	2025-08-06 14:45	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Upon further review, lender provided an exception in file to measure the delayed financing from the Note date. Loan meets the seasoning requirements. - Due Diligence Vendor-08/06/2025
Ready for Review-We agree regarding the Delayed Financing requirement; however, we note that the property was purchased on XXXX and our application was dated XXXX, exactly 90 days. Since the 90 day mark was met, the loan would qualify as a regular cash verification of the funds used to purchase the property would not be required. We ask that this please be reviewed again and considered to have this condition cleared. - Seller-08/05/2025
Counter-Per guidelines delayed purchase financing is eligible when a property was purchased by a borrower for cash within 90 days of the loan application - Due Diligence Vendor-08/05/2025
Ready for Review-Transaction is not a Delayed Financing Transaction but a Cash-Out transaction. Please clear this finding.  - Seller-08/04/2025
																						Open-Asset Qualification Does Not Meet Guideline Requirements Subject transaction is delayed financing: Missing the source of funds for the purchase transaction being documented (such as bank statements, personal loan documents, or a HELOC on another property) - Due Diligence Vendor-08/04/2025	Ready for Review-We agree regarding the Delayed Financing requirement; however, we note that the property was purchased on XXXX and our application was dated XXXX, exactly 90 days. Since the 90 day mark was met, the loan would qualify as a regular cash verification of the funds used to purchase the property would not be required. We ask that this please be reviewed again and considered to have this condition cleared. - Seller-08/05/2025 Ready for Review-Transaction is not a Delayed Financing Transaction but a Cash-Out transaction. Please clear this finding. - Seller-08/04/2025	Resolved-Upon further review, lender provided an exception in file to measure the delayed financing from the Note date. Loan meets the seasoning requirements. - Due Diligence Vendor-08/06/2025	Qualifying XXXX score is at least 20 points above minimum for program - Lender minimum XXXX 660, borrower XXXX 685. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 22.33%			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5036852
XXXX	699055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-08-04 06:55	2025-08-06 14:43	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 70% is less than or equal to Guideline LTV of 70% - Due Diligence Vendor-08/06/2025
Ready for Review-3.3 Cash-Out guide shows current appraised market value to be used regardless of acquisition date. Loan amount of XXXX over current appraised market value of XXXX is 70% LTV. This is not a delayed financing transaction. Please clear this finding.   - Seller-08/04/2025
																						Open-Audited LTV of 106.24% exceeds Guideline LTV of 70% Delayed financing The maximum LTV/CLTV ratio for the transaction is based upon the lesser of the current appraisal value or previous purchase price plus documented improvements. Subject purchased XXXX for XXXX no documented cost of improvements provided. Audit used previous purchase price for LTV. - Due Diligence Vendor-08/04/2025	Ready for Review-3.3 Cash-Out guide shows current appraised market value to be used regardless of acquisition date. Loan amount of XXXX over current appraised market value of XXXX is 70% LTV. This is not a delayed financing transaction. Please clear this finding. - Seller-08/04/2025	Resolved-Audited LTV of 70% is less than or equal to Guideline LTV of 70% - Due Diligence Vendor-08/06/2025	Qualifying XXXX score is at least 20 points above minimum for program - Lender minimum XXXX 660, borrower FICO 685. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 22.33%			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5036886
XXXX	699055	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-08-04 07:02	2025-08-06 14:39	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator exception granted to allow delayed transaction to measured from the Note date. Non-material waiver applied to finding with compensating factors. Loan is not delayed finance when calculating from the Note date. - Due Diligence Vendor-08/06/2025
Ready for Review-This is not a Delayed financing transaction but a Cash-out transaction. Please clear this finding.  - Seller-08/04/2025
																						Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX Delayed financing subject was purchased XXXX for XXXX per guides The new loan amount can be no more than the actual documented amount of the borrower’s initial investment subject to the maximum LTV/CLTV for cash-out transactions - Due Diligence Vendor-08/04/2025	Ready for Review-This is not a Delayed financing transaction but a Cash-out transaction. Please clear this finding. - Seller-08/04/2025	Waived-Originator exception granted to allow delayed transaction to measured from the Note date. Non-material waiver applied to finding with compensating factors. Loan is not delayed finance when calculating from the Note date. - Due Diligence Vendor-08/06/2025	Qualifying XXXX score is at least 20 points above minimum for program - Lender minimum XXXX 660, borrower XXXX 685. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 22.33%	DTI is 5% less than max XXXX is 20+ points above minimum		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	5036928
XXXX	699056	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	699058	XXXX	D	A	A	A	A	A	D	A	Closed	FPRO1242	2025-08-01 14:20	2025-08-05 14:32	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-08/05/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/01/2025 Open-Appraisal is Missing Provide missing appraisal 1073 with 1007. - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/01/2025	Resolved-Received Appraisal - Due Diligence Vendor-08/05/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Lender minimum DSCR .80, borrower DSCR 1.038 LTV is less than guideline maximum - Lender max LTV 85%, subject LTV 40.82%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5027404
XXXX	699074	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0082	2025-08-01 12:05	2025-08-04 15:25	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Received Warranty Deed. - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. The Warranty Deed was included in the uploaded loan file. Please refer to pages 512-516 and attached herein.. - Seller-08/01/2025 Open-Vested Owner Signature Requirement Not met. Missing executed Warranty Deed from borrower and XXXX to borrower and LLC - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. The Warranty Deed was included in the uploaded loan file. Please refer to pages 512-516 and attached herein.. - Seller-08/01/2025	Resolved-Received Warranty Deed. - Due Diligence Vendor-08/04/2025	Months Reserves exceed minimum required - 70.28 mos reserves; 3 mos required LTV is less than guideline maximum - Max LTV is 65%, borrowers LTV is 60% DSCR =/> 1.00 and minimum is 0.85 or Less - Min DSCR .75, Borrowers DSCR 1.023		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5025005
XXXX	699133	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	699135	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	699137	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	699139	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1492	2025-08-01 08:27	2025-08-01 09:35	Waived	2 - Non-Material	C	B	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow cash out over 1 million, Non-material waiver applied with comp factors. non-material due to low DTI, clean credit profile. - Due Diligence Vendor-08/01/2025 Open-Cash Out Does Not Meet Guideline Requirements Exception request: Cash-in-hand amount XXXX. exceeds XXXX. - Due Diligence Vendor-08/01/2025		Waived-Originator exception granted to allow cash out over 1 million, Non-material waiver applied with comp factors. non-material due to low DTI, clean credit profile. - Due Diligence Vendor-08/01/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX 680- Borrowers XXXX 706 Qualifying DTI below maximum allowed - Max DTI 50%- Borrowers DTI 32.76%	DTI 5% below maximum allowed 24+ month credit history 0x30		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	5019857
XXXX	699141	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3625	2025-07-30 08:58	2025-08-11 07:46	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD with fee moved to Section A, finding reoslved. - Due Diligence Vendor-08/11/2025

Ready for Review-Please see attached PCCD copy  - Seller-08/08/2025

Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Third Party Processing Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date.
																						- Due Diligence Vendor-07/30/2025	Ready for Review-Please see attached PCCD copy - Seller-08/08/2025	Resolved-Received PCCD with fee moved to Section A, finding reoslved. - Due Diligence Vendor-08/11/2025	Qualifying XXXX score is at least 20 points above minimum for program - Min XXXX 680- Borrower's XXXX 787. LTV is less than guideline maximum - Max LTV 80%- Borrower's LTV 28.57%		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4991365
XXXX	700118	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1492	2025-08-06 13:50	2025-08-06 13:51	Waived	2 - Non-Material	C	B	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow (x). Non-material waiver applied with comp factors. Deemed non-material due to newest lender guide does not have the program overlay requirement. - Due Diligence Vendor-08/06/2025 Open-Cash Out Does Not Meet Guideline Requirements Property listed within the past two months must be removed for at least three months - Due Diligence Vendor-08/06/2025		Waived-Originator exception granted to allow (x). Non-material waiver applied with comp factors. Deemed non-material due to newest lender guide does not have the program overlay requirement. - Due Diligence Vendor-08/06/2025	Months Reserves exceed minimum required - Verified assets of 29.88 months exceeds the minimum required of 3 months LTV is less than guideline maximum - 63.4% < 75% max Qualifying XXXX score is at least 20 points above minimum for program - XXXX of 796 is higher than the minimum XXXX required of 700	XXXX 20 points above min LTV 5% below max		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5078902
XXXX	700299	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1197	2025-08-06 14:05	2025-08-08 14:40	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Received Credit Report. Audited XXXX of 816 is greater than or equal to Guideline FICO of 660 - Due Diligence Vendor-08/08/2025 Ready for Review-Qualifying Fico 816 and in credit report placeholder - Seller-08/06/2025 Open-Audited FICO of is less than Guideline XXXX of 660 Upon receipt of the borrower's credit report, we will be able to determine if the XXXX score meets guidelines. - Due Diligence Vendor-08/06/2025	Ready for Review-Qualifying XXXX 816 and in credit report placeholder - Seller-08/06/2025	Resolved-Received Credit Report. Audited XXXX of 816 is greater than or equal to Guideline XXXX of 660 - Due Diligence Vendor-08/08/2025	Months Reserves exceed minimum required - Min reserves required 6 mths- Borrower has 14.62 mths in reserves LTV is less than guideline maximum - Max LTV 80%- Borrower's LTV 80%			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5079168
XXXX	700299	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1159	2025-08-06 13:28	2025-08-08 13:58	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Received Insurance Binder - Due Diligence Vendor-08/08/2025 Ready for Review-Document Uploaded. Please see attached PCCD showing the true disbursement date of XXXX. PCCD supports the loan was completed after the HOI effective date and should be sufficient to clear this item. - Seller-08/07/2025 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Missing Hazard Insurance effective date is prior to the Note and Disbursement date. - Due Diligence Vendor-08/06/2025	Ready for Review-Document Uploaded. Please see attached PCCD showing the true disbursement date of XXXX. PCCD supports the loan was completed after the HOI effective date and should be sufficient to clear this item. - Seller-08/07/2025	Resolved-Received Insurance Binder - Due Diligence Vendor-08/08/2025	Months Reserves exceed minimum required - Min reserves required 6 mths- Borrower has 14.62 mths in reserves LTV is less than guideline maximum - Max LTV 80%- Borrower's LTV 80%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5078431
XXXX	700299	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5770	2025-08-06 13:48	2025-08-08 13:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received Credit Report. - Due Diligence Vendor-08/08/2025 Ready for Review-Document Uploaded. - Seller-08/07/2025 Ready for Review-Please waive condition as credit report XXXX was uploaded XXXX under credit report placeholder w/ a XXXX of 816 - Seller-08/06/2025 Open-Borrower 1 Credit Report is Missing. Missing B1 Credit Report. Upon receipt additional condition maybe required. - Due Diligence Vendor-08/06/2025	Ready for Review-Document Uploaded. - Seller-08/07/2025 Ready for Review-Please waive condition as credit report XXXX was uploaded XXXX under credit report placeholder w/ a XXXX of 816 - Seller-08/06/2025	Resolved-Received Credit Report. - Due Diligence Vendor-08/08/2025	Months Reserves exceed minimum required - Min reserves required 6 mths- Borrower has 14.62 mths in reserves LTV is less than guideline maximum - Max LTV 80%- Borrower's LTV 80%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5078869
XXXX	700300	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	700308	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	701327	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated